Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	¥ 6.7	¥ 129.0	¥ 0.0
Growth Rate [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill		¥ 126.0